Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	POPULAR TOTAL RETURN FUND INC
Entity Central Index Key	0001137184
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000232082
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND INC
Class Name	CLASS A
Trading Symbol	TRAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular Total Return Fund - A for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - A	$72	1.40%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
AssetsNet	$ 73,172,262
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 182,637
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,172,262 # of Portfolio Holdings43 Portfolio Turnover Rate10% Advisory Fees Paid$182,637
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	37.96%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	22.39%
International Developed Markets -	16.78%
U.S. Government Obligations -	11.97%
International Emerging Markets -	4.21%
U.S. Mid-Cap Equities -	3.50%
U.S. Small-Cap Equities -	3.19%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	37.94%
Vanguard FTSE Developed Markets ETF	16.77%
Vanguard FTSE Emerging Markets ETF	4.21%
Vanguard Mid-Cap ETF	3.50%
United States Treasury Bill 04/17/2025	2.80%
Fannie Mae Pool 07/01/2051	2.60%
iShares Russell 2000 ETF	2.38%
U.S. Treasury Note 07/31/2026	1.92%
Ginnie Mae II Pool 04/20/2051	1.89%
U.S. Treasury Note 09/15/2027	1.85%

C000232083
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND INC
Class Name	CLASS C
Trading Symbol	TRCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular Total Return Fund - C for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - C	$111	2.15%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.15%
AssetsNet	$ 73,172,262
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 182,637
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,172,262 # of Portfolio Holdings43 Portfolio Turnover Rate10% Advisory Fees Paid$182,637
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	37.96%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	22.39%
International Developed Markets -	16.78%
U.S. Government Obligations -	11.97%
International Emerging Markets -	4.21%
U.S. Mid-Cap Equities -	3.50%
U.S. Small-Cap Equities -	3.19%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	37.94%
Vanguard FTSE Developed Markets ETF	16.77%
Vanguard FTSE Emerging Markets ETF	4.21%
Vanguard Mid-Cap ETF	3.50%
United States Treasury Bill 04/17/2025	2.80%
Fannie Mae Pool 07/01/2051	2.60%
iShares Russell 2000 ETF	2.38%
U.S. Treasury Note 07/31/2026	1.92%
Ginnie Mae II Pool 04/20/2051	1.89%
U.S. Treasury Note 09/15/2027	1.85%